Commitments and Contingencies - Fiscal Year Maturity (Details) - Dec. 31, 2019 $ in Millions, $ in Millions	USD ($)	CAD ($)
Other commitments:
Total		$ 9,660
Due within 1 year		1,521
Due in year 2		823
Due in year 3		731
Due in year 4		626
Due in year 5		472
Due after 5 years		5,487
Capacity agreement | FortisBC Electric
Purchase obligations:
Total		2,628
Due within 1 year		51
Due in year 2		52
Due in year 3		53
Due in year 4		54
Due in year 5		55
Due after 5 years		2,363
Build-transfer agreement - Oso Grande | UNS Energy
Other commitments:
Total	$ 384	438
Due within 1 year		438
Due in year 2		0
Due in year 3		0
Due in year 4		0
Due in year 5		0
Due after 5 years		0
ITC easement agreement | ITC
Other commitments:
Total		401
Due within 1 year		13
Due in year 2		13
Due in year 3		13
Due in year 4		13
Due in year 5		13
Due after 5 years		336
Debt collection agreement | Maritime Electric
Other commitments:
Total		116
Due within 1 year		3
Due in year 2		3
Due in year 3		3
Due in year 4		3
Due in year 5		3
Due after 5 years		101
Other
Other commitments:
Total		299
Due within 1 year		36
Due in year 2		26
Due in year 3		24
Due in year 4		25
Due in year 5		29
Due after 5 years		159
Capacity agreement
Purchase obligations:
Total		1,743
Due within 1 year		244
Due in year 2		183
Due in year 3		168
Due in year 4		163
Due in year 5		119
Due after 5 years		866
Capacity agreement | FortisBC Electric
Purchase obligations:
Total		344
Capacity agreement | Maritime Electric
Purchase obligations:
Total		669
Renewable PPAs | TEP and UNS Electric
Purchase obligations:
Total		1,513
Due within 1 year		104
Due in year 2		104
Due in year 3		104
Due in year 4		103
Due in year 5		103
Due after 5 years		995
Gas and fuel purchase obligations
Purchase obligations:
Total		2,398
Due within 1 year		606
Due in year 2		424
Due in year 3		349
Due in year 4		255
Due in year 5		140
Due after 5 years		624
Gas and fuel purchase obligations | UNS Energy
Purchase obligations:
Total		775
Renewable energy credit purchase agreement
Purchase obligations:
Total		124
Due within 1 year		26
Due in year 2		18
Due in year 3		17
Due in year 4		10
Due in year 5		10
Due after 5 years		$ 43